Fair Value Measurement (Details) - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Total Fair Value Assets and Liabilities	¥ 517,745,370	¥ 646,454,172
Assets
Total Fair Value Assets		372,375,701
Convertible Notes Payable [Member]
Liabilities
Total Fair Value Liabilities	420,712,380	354,080,264
Liability-settled share-based payment to non-employee [Member]
Liabilities
Total Fair Value Liabilities	2,833,080	4,039,468
Deferred contingent consideration [Member]
Liabilities
Total Fair Value Liabilities	94,199,910
Short-Term Investments [Member]
Assets
Total Fair Value Assets		372,375,701
ESA Derivative Liabilities [Member]
Liabilities
Total Fair Value Liabilities		269,251,436
Warrant liabilities [Member]
Liabilities
Total Fair Value Liabilities		19,083,004
Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Fair Value Assets and Liabilities
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 1 [Member] | Liability-settled share-based payment to non-employee [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 1 [Member] | Deferred contingent consideration [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 1 [Member] | Short-Term Investments [Member]
Assets
Total Fair Value Assets
Fair Value, Inputs, Level 1 [Member] | ESA Derivative Liabilities [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 1 [Member] | Warrant liabilities [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Fair Value Assets and Liabilities
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 2 [Member] | Liability-settled share-based payment to non-employee [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 2 [Member] | Deferred contingent consideration [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 2 [Member] | Short-Term Investments [Member]
Assets
Total Fair Value Assets		372,375,701
Fair Value, Inputs, Level 2 [Member] | ESA Derivative Liabilities [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 2 [Member] | Warrant liabilities [Member]
Liabilities
Total Fair Value Liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Fair Value Assets and Liabilities	517,745,370	646,454,172
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable [Member]
Liabilities
Total Fair Value Liabilities	420,712,380	354,080,264
Fair Value, Inputs, Level 3 [Member] | Liability-settled share-based payment to non-employee [Member]
Liabilities
Total Fair Value Liabilities	2,833,080	4,039,468
Fair Value, Inputs, Level 3 [Member] | Deferred contingent consideration [Member]
Liabilities
Total Fair Value Liabilities	¥ 94,199,910
Fair Value, Inputs, Level 3 [Member] | Short-Term Investments [Member]
Assets
Total Fair Value Assets
Fair Value, Inputs, Level 3 [Member] | ESA Derivative Liabilities [Member]
Liabilities
Total Fair Value Liabilities		269,251,436
Fair Value, Inputs, Level 3 [Member] | Warrant liabilities [Member]
Liabilities
Total Fair Value Liabilities		¥ 19,083,004